Goodwill and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Amortizable intangible assets
Net carrying amount at the beginning of the period	$ 10,040
Amortization	(640)	(600)	(600)
Reclassification to amortizable intangible asset	11,600
Net carrying amount at the end of the period	21,000	10,040
Nonamortizable intangible assets
Net carrying amount at the beginning of the period	16,304
Impairments	(4,704)	(1,100)
Reclassification to amortizable intangible asset	(11,600)
Net carrying amount at the end of the period		16,304
Total other intangible assets
Other intangible assets	21,000	26,344
Customer relationships
Amortizable intangible assets
Net carrying amount at the beginning of the period	9,600
Amortization	(600)
Net carrying amount at the end of the period	9,000
Technology
Amortizable intangible assets
Net carrying amount at the beginning of the period	440
Amortization	(40)
Net carrying amount at the end of the period	400
Trademarks
Amortizable intangible assets
Reclassification to amortizable intangible asset	11,600
Net carrying amount at the end of the period	11,600
Nonamortizable intangible assets
Reclassification to amortizable intangible asset	$ (11,600)